Note 5 - Investment Securities Available for Sale (Details) - Realized Gain on Available-for-Sale Securities (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Realized Gain on Available-for-Sale Securities [Abstract]0
Sales proceeds		$ 12,169	$ 5,387	$ 5,387	$ 18,931
Gross realized gains		47	542	542	128
Gross realized losses		22			(567)
Net (losses) gains on sales of investment securities	$ 25	$ 25	$ 542	$ 542	$ (439)